17. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 17. SUBSEQUENT EVENTS

17.           SUBSEQUENT EVENTS

Subsequent to June 30, 2013:

The Company informed Empirical of its intention to abandon the unpatented lode claims comprising the Oak Grove property in New Mexico.

37,500 stock options with an exercise price of C$2.02 expired.